Summary of Significant Accounting Policies (Details) - Schedule of reconciliation of the numerator and denominator used to compute basic and diluted net loss per share - Common Stock [Member] - USD ($)
	3 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2021
Redeemable common stock [Member]
Redeemable common stock
Net income (loss) attributable to redeemable common stock	$ 1,016,518	$ (826,342)
Basic and diluted weighted average shares of redeemable common stock	17,250,000	13,837,912
Basic and diluted net income (loss) per share of redeemable common stock	$ 0.06	$ (0.06)
Non-redeemable common stock [Member]
Non-redeemable common stock
Net income (loss) attributable to non-redeemable common stock	$ 284,772	$ (282,434)
Basic and diluted weighted average shares of non-redeemable common stock	4,832,500	4,729,644
Basic and diluted net income (loss) per share of non-redeemable common stock	$ 0.06	$ (0.06)